PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2014	2013
	US$	US$
Buildings	1,384,609	1,405,723
Land use rights	316,289	321,112
Plant and machinery	5,114,148	3,282,641
Automobiles	193,930	44,987
Office and computer equipment	447,619	438,843
	7,456,595	5,493,306

Less: Accumulated depreciation and amortization	(2,782,929)	(2,329,241)
Property and equipment, net	4,673,666	3,164,065

At December 31, 2014 and 2013, BTL’s building was pledged to a bank as collateral for short-term borrowings of RMB15,000,000 (US$ 2,440,500 ) and RMB15,000,000 (US$ 2,477,715), respectively (see Note 8).

Depreciation and amortization expense was $488,887, $476,037 and $471,727 for the years ended December 31, 2014, 2013 and 2012, respectively.

Land Use Rights

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The value of the Company’s land use rights is reported at the purchase price of RMB1,944,000 in 2002.